Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Apr. 26, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combination (Details) [Line Items]
Common stock and preferred stock, shares authorized	500,000,000
Common stock, shares authorized	500,000,000	250,030,433	250,030,433	45,000,000
Preferred stock, shares authorized	1,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares outstanding
Preferred stock shares issued	1,000,000
Share conversion rate	5.5562
Net proceeds (in Dollars)	$ 90.7
Transaction cost (in Dollars)	27.7
PIPE financing (in Dollars)	86.6
Shares issued as compensation (in Dollars)	$ 4.1
Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Common stock, shares authorized	455,000,000	455,000,000	455,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Vote per share	one
Aggregate shares	11,300,000
Proceeds from the sales of share (in Dollars)	$ 113.0
Converted into shares of common stock	140,114,060
Class A Common Stock [Member] | PIPE Investment [Member]
Business Combination (Details) [Line Items]
Purchase price per share (in Dollars per share)	$ 10
Class B Common Stock [Member]
Business Combination (Details) [Line Items]
Common stock, shares authorized	44,000,000	44,000,000	44,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Vote per share	ten
Converted into shares of common stock	40,396,600
ATSP [Member] | Class A Common Stock [Member] | IPO [Member]
Business Combination (Details) [Line Items]
Aggregate shares	12,767,950
Purchase price per share (in Dollars per share)	$ 10
Proceeds from the sales of share (in Dollars)	$ 127.7
Sound Hound Transaction [Member]
Business Combination (Details) [Line Items]
Transaction cost (in Dollars)	$ 4.1